SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company calculated the estimated fair value of the options on the grant date (May 14, 2010) with the following assumptions:

May 14, 2010
Risk-free interest rates	1.63%
Expected term	2 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$ 3.94
(* there was no trading on the grant date, this represented initial public offering close price)

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table summarizes outstanding options as of September 30, 2013, related weighted average fair value and life information, options outstanding for all periods have been retroactively restated to reflect the 1-for-10 reverse stock split effected on November 6, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2013	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of September 30, 2013	Weighted Average Exercise Price
$40.00	10,000	$18.9	6.62	10,000	$18.9

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of option activity under the employee share option plan as of September 30, 2013 and changes during the year then ended is presented as follows:

Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2012	12,334	$40.00	7.62	-
Granted during the year	-	-	-	-
Forfeited during the year	2,334	-	-	-
Outstanding as of September 30, 2013	10,000	$40.00	6.62	-